Capital management	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Capital management

Note 1 5 Capital management
Regulatory capital and capital ratios
OSFI formally establishes risk-based capital and leverage minimums and Total Loss Absorbing Capacity (TLAC) ratios for deposit-taking institutions in Canada. During the first quarter of 2024, we complied with all applicable capital, leverage and TLAC requirements, including the Domestic Stability Buffer, imposed by OSFI.

	As at
(Millions of Canadian dollars, except percentage amounts and as otherwise noted)	January 31 2024	October 31 2023
Capital (1), (2)
CET1 capital	$88,106	$86,611
Tier 1 capital	96,140	93,904
Total capital	106,865	104,952
Risk-weighted assets (RWA) used in calculation of capital ratios (1), (2)
Credit risk	$474,677	$475,842
Market risk	30,980	40,498
Operational risk	84,600	79,883
Total RWA	$590,257	$596,223
Capital ratios and Leverage ratio (1), (2)
CET1 ratio	14.9%	14.5%
Tier 1 capital ratio	16.3%	15.7%
Total capital ratio	18.1%	17.6%
Leverage ratio	4.4%	4.3%
Leverage ratio exposure (billions)	$2,173	$2,180
TLAC available and ratios (1), (3)
TLAC available	$185,556	$184,916
TLAC ratio	31.4%	31.0%
TLAC leverage ratio	8.5%	8.5%

(1)	As prior period restatements are not required by OSFI, there was no impact from the adoption of IFRS 17 on regulatory capital, RWA, capital ratios, leverage ratio, TLAC available and TLAC ratios for periods prior to November 1, 2023.
(2)	Capital, RWA, and capital ratios are calculated using OSFI’s Capital Adequacy Requirements (CAR) guideline and the Leverage ratio is calculated using OSFI’s Leverage Requirements (LR) guideline. Both the CAR guideline and LR guideline are based on the Basel III framework. The periods ended January 31, 2024 and October 31, 2023 reflect our adoption of the revised CAR and LR guidelines that came into effect in Q2 2023, as further updated on October 20, 2023 as part of OSFI’s implementation of the Basel III reforms. The period ended January 31, 2024 also reflects our adoption of the revised market risk and CVA frameworks that came into effect on November 1, 2023.
(3)	TLAC available and TLAC ratios are calculated using OSFI’s TLAC guideline. The TLAC standard is applied at the resolution entity level which for us is deemed to be Royal Bank of Canada and its subsidiaries. A resolution entity and its subsidiaries are collectively called a resolution group. The TLAC ratio and TLAC leverage ratio are calculated using the TLAC available as percentage of total RWA and leverage exposure, respectively.